Note 3 - Basis of Presentation and Summary of Significant Accounting Policies (Details Textual)		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 07, 2016	Sep. 21, 2017	Jun. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Cash, Uninsured Amount			$ 8,700,000	$ 8,700,000	$ 12,000,000
Cash, FDIC Insured Amount			250,000	250,000	250,000
Goodwill, Impairment Loss			$ 0	$ 0	$ 0	$ 0
Minimum [Member]
Contractual Agreements, Term				1 year	1 year
Maximum [Member]
Contractual Agreements, Term				3 years	3 years
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	20	75